UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-2368

Name of Registrant:	Vanguard Fixed Income Securities Funds

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	R. Gregory Barton, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	January 31

Date of reporting period:	October 31, 2004

Item 1:	Schedule of Investments

October 31, 2004
Vanguard Long-Term Treasury Fund	Coupon	Maturity Date		Face Amount (000)	Market Value (000)
U.S. GOVERNMENT AND AGENCY OBLIGATIONS (97.3%)

U.S. Government Securities (90.2%)
U.S. Treasury Bond	8.75%	5/15/2017		$12,000	$17,053
U.S. Treasury Bond	8.875%	2/15/2019		59,663	86,875
U.S. Treasury Bond	8.125%	8/15/2019		182,523	252,053
U.S. Treasury Bond	8.75%	8/15/2020		9,000	13,163
U.S. Treasury Bond	7.875%	2/15/2021		241,581	329,833
U.S. Treasury Bond	8.125%	5/15/2021		116,875	163,333
U.S. Treasury Bond	7.125%	2/15/2023		59,000	76,027
U.S. Treasury Bond	6.25%	8/15/2023		52,500	62,007
U.S. Treasury Bond	6.875%	8/15/2025		52,000	66,024
U.S. Treasury Bond	6.00%	2/15/2026		51,500	59,442
U.S. Treasury Bond	6.75%	8/15/2026	*	20,585	25,873
U.S. Treasury Bond	6.50%	11/15/2026		34,300	41,991
U.S. Treasury Bond	6.625%	2/15/2027		43,000	53,387
U.S. Treasury Bond	6.375%	8/15/2027		101,650	122,869
U.S. Treasury Bond	6.125%	11/15/2027		45,000	52,875
U.S. Treasury Bond	5.50%	8/15/2028		31,800	34,642
U.S. Treasury Bond	6.125%	8/15/2029		212,000	250,325

					1,707,772

Agency Bonds and Notes (7.1%)
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.67%	9/15/2009		17,000	19,276
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.20%	1/15/2010		7,100	8,253
Private Export Funding Corp.
(U.S. Government Guaranteed)	7.25%	6/15/2010		64,080	75,120
Private Export Funding Corp.
(U.S. Government Guaranteed)	6.07%	4/30/2011		29,000	32,399

					135,048

TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
(Cost $1,612,770)					1,842,820

TEMPORARY CASH INVESTMENT (1.4%)				Shares

Vanguard Yorktown Liquidity Fund, 1.78%**
(Cost $26,969)				26,969,463	26,969

TOTAL INVESTMENTS (98.7%)
(Cost $1,639,739)					1,869,789

OTHER ASSETS AND LIABILITIES-NET (1.3%)					24,610

NET ASSETS (100%)					$1,894,399

  *Securities with a value of $6,284,000 have been segregated as initial margin for open futures contracts.
** Money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Yorktown Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities' primary markets, are valued by methods deemed by the board of trustees to represent fair value.

At October 31, 2004, the cost of investment securities for tax purposes was $1,639,739,000. Net unrealized appreciation of investment securities for tax purposes was $230,050,000 consisting of unrealized gains of $230,050,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

		(000)
Futures Contracts	Number of Long (Short) Contracts	Aggregate Settlement Value	Unrealized Appreciation (Depreciation)
10-Year U.S. Treasury Note	(315)	$35,772	$(149)

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	December 14, 2004

VANGUARD FIXED INCOME SECURITIES FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	December 14, 2004

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.